Restructuring Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 7	$ 4	$ 6	$ 15	$ 7
Restructuring charges, net of tax	4	2	4	9	4
Centers Of Excellence Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4	3	4	9	3
Professional fees	1	2	3	5	1
Other costs	$ 3	$ 1	$ 1	$ 4	$ 2